Operating leases	12 Months Ended
Dec. 31, 2017
Leases, Operating [Abstract]
Operating leases
Operating leases

We have operating leases relating to our premises, the most significant being our offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In the years ended December 31, 2017, 2016 and 2015 rental expenses amounted to $19 million, $17 million and $23 million, respectively. Future minimum rental payments are as follows:

Year	(In US$ millions)
2018	12
2019	8
2020	7
2021	7
2022	5
2023 and thereafter	1
Total	40